INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Composite income tax rate	27.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(4.00%)	2.00%	(11.00%)
International operations subject to different tax rates	1.00%	23.00%	(5.00%)
Taxable income attributable to non-controlling interests	(14.00%)	(19.00%)	(6.00%)
Recognition of deferred tax assets	(9.00%)	(10.00%)	0.00%
Non-recognition of the benefit of current year’s tax losses	5.00%	2.00%	17.00%
Change in tax rates and imposition of new legislation	0.00%	(1.00%)	4.00%
Other	2.00%	(3.00%)	4.00%
Effective income tax rate	8.00%	21.00%	30.00%